Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2019	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2015	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000102285
Account Value [Line Items]
Account Value		$ 24,136	$ 24,136	$ 24,136	$ 10,000						$ 25,807							$ 25,781						$ 19,105						$ 17,786						$ 16,597						$ 17,494						$ 20,248						$ 19,847						$ 15,574						$ 13,501						$ 14,315						$ 14,181						$ 12,746						$ 12,359						$ 11,848						$ 11,261						$ 10,352						$ 9,795						$ 9,660
C000111283
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Account Value		13,108	13,108	$ 13,108	9,525													10,611												8,942												15,256												21,973												9,757												13,943												15,605												13,741												10,324
C000111284
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Account Value		12,897	12,897	$ 12,897	10,000													10,506												8,908												15,302												22,191												9,921												14,267												16,068												14,238												10,767
C000111287
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Account Value		19,375	19,375	$ 19,375	9,524													18,794												16,333												16,734												21,780												12,754												14,171												12,676												10,647												8,545
C000111288
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Account Value		19,065	19,065	$ 19,065	10,000													18,609												16,290												16,790												22,001												12,972												14,505												13,058												11,039												8,913
C000144476
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Account Value		27,584	27,584	$ 27,584	9,523													25,701												20,426												21,211												24,317												13,348												12,662												11,353												9,827												8,404
C000144477
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Account Value		27,180	$ 27,180	$ 27,180	10,000													25,422												20,332												21,259												24,527												13,557												12,931												11,685												10,174												8,755
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Account Value		31,955	$ 31,955	$ 31,955	10,000						32,521							28,507						23,563						23,240						21,393						22,637						25,054						22,589						17,531						15,474						15,979						15,341						13,977						13,517						13,020						11,934						10,531						10,121						10,077
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value		18,462	18,462	$ 18,462	10,000													18,302												16,151												16,762												20,163												11,527												13,787												13,179												11,816												9,406
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value		18,462	18,462	$ 18,462	10,000													18,302												16,151												16,762												20,163												11,527												13,787												13,179												11,816												9,406
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value		18,462	18,462	$ 18,462	10,000													18,302												16,151												16,762												20,163												11,527												13,787												13,179												11,816												9,406
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value		18,462	18,462	$ 18,462	10,000													18,302												16,151												16,762												20,163												11,527												13,787												13,179												11,816												9,406
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		18,579	18,579	$ 18,579	10,000													18,140												16,141												16,025												21,786												12,879												14,187												13,270												11,381												9,173
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		18,579	18,579	$ 18,579	10,000													18,140												16,141												16,025												21,786												12,879												14,187												13,270												11,381												9,173
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		18,579	18,579	$ 18,579	10,000													18,140												16,141												16,025												21,786												12,879												14,187												13,270												11,381												9,173
Russell 2000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		18,579	18,579	$ 18,579	10,000													18,140												16,141												16,025												21,786												12,879												14,187												13,270												11,381												9,173
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		$ 27,342	27,342	$ 27,342	10,000													24,058												19,932												19,619												23,561												15,302												15,267												12,978												11,105												9,587
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 36,382	36,382	36,382	25,000	$ 36,109	$ 35,830	$ 35,735	$ 35,555	$ 35,703	36,781	$ 38,350	$ 35,538		$ 35,149	$ 34,985	$ 34,096	34,018	$ 33,652	$ 33,115	$ 31,588	$ 33,192	$ 32,076	29,875	$ 31,063	$ 31,795	$ 33,493	$ 31,687	$ 30,649	31,206	$ 31,429	$ 30,747	$ 32,476	$ 30,312	$ 30,639	27,339	$ 28,130	$ 31,461	$ 31,356	$ 31,313	$ 33,105	32,988	$ 35,033	$ 36,161	$ 36,839	$ 38,188	$ 37,447	38,483	$ 38,130	$ 39,201	$ 38,278	$ 40,470	$ 40,384	39,164	$ 37,973	$ 38,667	$ 38,304	$ 37,304	$ 34,875	31,863	$ 31,222	$ 31,954	$ 31,060	$ 28,230	$ 26,186	25,872	$ 23,728	$ 28,109	$ 29,574	$ 30,642	$ 28,574	28,645	$ 27,569	$ 27,051	$ 28,302	$ 28,585	$ 27,072	28,958	$ 28,549	$ 28,084	$ 28,014	$ 26,076	$ 26,654	25,542	$ 27,827	$ 28,210	$ 28,952	$ 28,315	$ 29,578	30,503	$ 30,503	$ 30,954	$ 32,390	$ 30,057	$ 28,998	28,877	$ 27,990	$ 28,118	$ 27,542	$ 26,157	$ 25,912	25,306	$ 24,837	$ 24,208	$ 23,403	$ 22,252	$ 22,144	23,075	$ 23,058	$ 22,856	$ 22,358	$ 21,265	$ 20,506	21,171	$ 20,946	$ 18,636	$ 18,666	$ 20,126	$ 20,577	21,143	$ 19,798	$ 20,242	$ 22,366	$ 23,754	$ 24,363
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 14,553	14,553	14,553	$ 10,000	14,444	14,332	14,294	14,222	14,281	14,712	15,340	14,215		14,060	13,994	13,639	13,607	13,461	13,246	12,635	13,277	12,830	11,950	12,425	12,718	13,397	12,675	12,259	12,482	12,572	12,299	12,990	12,125	12,256	10,936	11,252	12,584	12,542	12,525	13,242	13,195	14,013	14,464	14,736	15,275	14,979	15,393	15,252	15,681	15,311	16,188	16,154	15,666	15,189	15,467	15,322	14,922	13,950	12,745	12,489	12,781	12,424	11,292	10,474	10,349	9,491	11,243	11,830	12,257	11,430	11,458	11,028	10,820	11,321	11,434	10,829	11,583	11,419	11,234	11,206	10,430	10,662	10,217	11,131	11,284	11,581	11,326	11,831	12,201	12,201	12,382	12,956	12,023	11,599	11,551	11,196	11,247	11,017	10,463	10,365	10,122	9,935	9,683	9,361	8,901	8,858	9,230	9,223	9,142	8,943	8,506	8,202	8,469	8,379	7,455	7,467	8,051	8,231	8,457	7,919	8,097	8,946	9,502	9,745
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 10,237	10,237	10,237		10,161	10,082	10,055	10,005	10,046	10,350	10,791	10,000	$ 10,000
Russell 1000® Value Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Account Value	$ 1,000,000	1,653,198	1,653,198	1,653,198														1,522,979												1,342,755												1,326,663												1,309,404												897,312
Russell 1000® Value Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index TR
Account Value		22,313	22,313	22,313	$ 10,000													20,556												18,123												17,906												17,673												12,111												13,610												12,479												11,608												9,960
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 1,000,000	2,098,654	2,098,654	2,098,654														1,872,191												1,526,305												1,486,696												1,483,535												1,016,245
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Account Value		31,955	31,955	$ 31,955	$ 10,000													28,507												23,240												22,637												22,589												15,474												15,341												13,517												11,934												10,121
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		27,342	27,342	$ 27,342	10,000													24,058												19,932												19,619												23,561												15,302												15,267												12,978												11,105												9,587
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		27,342	27,342	$ 27,342	10,000													24,058												19,932												19,619												23,561												15,302												15,267												12,978												11,105												9,587
Russell Midcap® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		27,342	27,342	$ 27,342	10,000													24,058												19,932												19,619												23,561												15,302												15,267												12,978												11,105												9,587
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Account Value		20,135	20,135	$ 20,135	10,000													17,073												14,629												16,599												18,457												10,970												14,481												13,916												13,132												10,270
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Account Value		20,135	20,135	$ 20,135	10,000													17,073												14,629												16,599												18,457												10,970												14,481												13,916												13,132												10,270
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Account Value		$ 20,135	20,135	$ 20,135	10,000													17,073												14,629												16,599												18,457												10,970												14,481												13,916												13,132												10,270
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 35,546	35,546	35,546	25,000	35,053	34,896	34,919	34,648	34,810	35,955	37,598	35,412		34,917	34,793	33,545	33,305	33,086	32,443	31,097	32,367	31,110	28,771	30,033	30,700	32,415	30,540	29,436	29,820	30,049	29,266	31,049	29,019	29,376	25,895	26,556	29,865	29,567	29,491	31,771	31,716	33,405	33,964	34,725	35,515	34,739	36,078	35,808	37,084	36,207	38,599	38,474	37,626	36,536	36,992	36,521	35,634	33,172	30,167	29,538	30,128	29,399	27,097	25,227	24,844	22,648	27,107	28,691	30,094	28,089	28,111	26,945	26,407	27,672	28,071	26,541	28,388	27,867	27,680	27,565	25,478	25,953	24,865	27,174	27,386	27,997	27,375	28,636	29,771	29,735	30,274	31,702	29,461	28,345	28,166	27,209	27,328	26,767	25,473	25,304	24,689	24,263	23,619	22,851	21,741	21,663	22,666	22,629	22,413	21,932	20,886	20,017	20,807	20,594	18,261	18,310	19,592	19,996	20,759	19,392	19,910	21,827	23,463	24,144
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 14,218	14,218	14,218	$ 10,000	14,021	13,958	13,968	13,859	13,924	14,382	15,039	14,165		13,967	13,917	13,418	13,322	13,234	12,977	12,439	12,947	12,444	11,508	12,013	12,280	12,966	12,216	11,775	11,928	12,020	11,706	12,420	11,608	11,751	10,358	10,622	11,946	11,827	11,796	12,709	12,686	13,362	13,586	13,890	14,206	13,896	14,431	14,323	14,834	14,483	15,440	15,390	15,050	14,615	14,797	14,608	14,254	13,269	12,067	11,815	12,051	11,760	10,839	10,091	9,938	9,059	10,843	11,476	12,037	11,236	11,244	10,778	10,563	11,069	11,228	10,616	11,355	11,147	11,072	11,026	10,191	10,381	9,946	10,870	10,954	11,199	10,950	11,454	11,908	11,894	12,110	12,681	11,784	11,338	11,266	10,884	10,931	10,707	10,189	10,122	9,875	9,705	9,448	9,140	8,696	8,665	9,066	9,052	8,965	8,773	8,355	8,007	8,323	$ 8,237	$ 7,304	$ 7,324	$ 7,837	$ 7,998	$ 8,304	$ 7,757	$ 7,964	$ 8,731	$ 9,385	$ 9,657
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 10,038	10,038	10,038		9,899	9,854	9,861	9,784	9,830	10,153	10,617	10,000	10,000
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 44,356	44,356	44,356		44,024	43,683	43,568	43,348	43,529	44,842	46,756	43,328		42,853	42,653	41,570	41,474	41,028	40,373	38,512	40,467	39,106	36,423	37,872	38,764	40,834	38,632	37,366	38,046	38,318	37,486	39,594	36,956	37,355	33,332	34,295	38,357	38,228	38,176	40,361	40,219	42,711	44,087	44,914	46,559	45,654	46,918	46,487	47,794	46,667	49,340	49,235	47,748	46,296	47,143	46,699	45,481	42,519	38,847	38,066	38,957	37,868	34,418	31,925	31,543	28,929	34,270	36,056	37,359	34,837	34,924	33,612	32,980	34,505	34,851	33,005	35,305	34,806	34,239	34,155	31,791	32,497	31,140	33,926	34,393	35,298	34,521	36,061	37,189	37,189	37,739	39,489	36,645	35,354	35,206	34,125	34,281	33,579	31,891	31,591	30,853	30,280	29,514	28,532	27,130	26,998	28,133	28,112	27,865	27,258	25,925	25,000
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 44,395	44,395	44,395		43,779	43,583	43,613	43,274	43,476	44,906	46,959	44,228		43,609	43,455	41,897	41,596	41,323	40,520	38,839	40,426	38,855	35,934	37,510	38,343	40,485	38,143	36,765	37,244	37,530	36,552	38,779	36,243	36,690	32,341	33,167	37,300	36,928	36,833	39,681	39,612	41,722	42,420	43,370	44,357	43,388	45,060	44,723	46,316	45,221	48,209	48,053	46,993	45,632	46,201	45,613	44,505	41,431	37,678	36,892	37,628	36,718	33,843	31,508	31,029	28,286	33,855	35,834	37,586	35,082	35,109	33,653	32,981	34,561	35,059	33,148	35,456	34,805	34,571	34,427	31,820	32,415	31,056	33,939	34,203	34,967	34,190	35,765	37,182	37,138	37,811	39,595	36,795	35,402	35,178	33,983	34,132	33,431	31,815	31,604	30,835	30,303	29,500	28,539	27,154	27,056	28,309	28,263	27,993	27,393	26,086	25,000
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 17,742	17,742	17,742		17,609	17,473	17,427	17,339	17,411	17,937	18,703	17,331		17,141	17,061	16,628	16,590	16,411	16,149	15,405	16,187	15,642	14,569	15,149	15,505	16,333	15,453	14,947	15,218	15,327	14,994	15,838	14,783	14,942	13,333	13,718	15,343	15,291	15,271	16,144	16,088	17,085	17,635	17,966	18,624	18,262	18,767	18,595	19,117	18,667	19,736	19,694	19,099	18,518	18,857	18,680	18,192	17,008	15,539	15,226	15,583	15,147	13,767	12,770	12,617	11,571	13,708	14,423	14,943	13,935	13,970	13,445	13,192	13,802	13,940	13,202	14,122	13,922	13,696	13,662	12,717	12,999	12,456	13,570	13,757	14,119	13,808	14,424	14,876	14,876	15,096	15,796	14,658	14,142	14,082	13,650	13,713	13,431	12,756	12,636	12,341	12,112	11,806	11,413	10,852	10,799	11,253	11,245	11,146	10,903	10,370	10,000
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 17,758	17,758	17,758		17,512	17,433	17,445	17,310	17,391	17,962	18,784	17,691		$ 17,444	$ 17,382	$ 16,759	16,638	$ 16,529	$ 16,208	$ 15,536	$ 16,170	$ 15,542	$ 14,374	$ 15,004	$ 15,337	$ 16,194	$ 15,257	$ 14,706	14,897	$ 15,012	$ 14,621	$ 15,512	$ 14,497	$ 14,676	$ 12,937	$ 13,267	$ 14,920	$ 14,771	$ 14,733	$ 15,872	15,845	$ 16,689	$ 16,968	$ 17,348	$ 17,743	$ 17,355	$ 18,024	$ 17,889	$ 18,526	$ 18,088	$ 19,284	$ 19,221	18,797	$ 18,253	$ 18,480	$ 18,245	$ 17,802	$ 16,572	$ 15,071	$ 14,757	$ 15,051	$ 14,687	$ 13,537	$ 12,603	12,412	$ 11,314	$ 13,542	$ 14,334	$ 15,034	$ 14,033	$ 14,044	$ 13,461	$ 13,192	$ 13,824	$ 14,024	$ 13,259	14,182	$ 13,922	$ 13,828	$ 13,771	$ 12,728	$ 12,966	$ 12,422	$ 13,576	$ 13,681	$ 13,987	$ 13,676	$ 14,306	14,873	$ 14,855	$ 15,124	$ 15,838	$ 14,718	$ 14,161	$ 14,071	$ 13,593	$ 13,653	$ 13,373	$ 12,726	$ 12,641	12,334	$ 12,121	$ 11,800	$ 11,416	$ 10,861	$ 10,822	$ 11,323	$ 11,305	$ 11,197	$ 10,957	$ 10,434	$ 10,000
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg EM Large, Mid, and Small Cap Net Return USD Index
Account Value		$ 10,237	10,237	10,237		10,161	10,082	10,055	10,005	10,046	10,350	10,791	10,000	10,000
Morningstar EM Net Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar EM Net Return USD Index
Account Value		$ 10,038	10,038	10,038		$ 9,899	$ 9,854	$ 9,861	$ 9,784	$ 9,830	$ 10,153	$ 10,617	$ 10,000	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 1,000,000	2,098,654	2,098,654	2,098,654														1,872,191												1,526,305												1,486,696												1,483,535												1,016,245
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Account Value		31,955	31,955	31,955	$ 10,000													28,507												23,240												22,637												22,589												15,474												15,341												13,517												11,934												10,121
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 1,000,000	1,337,279	1,337,279	1,337,279														1,346,488												1,180,828												1,283,323												1,373,801												767,645
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 1,000,000	1,351,636	1,351,636	1,351,636														1,339,912												1,182,410												1,227,142												1,476,162												843,941
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value		17,687	17,687	17,687	$ 10,000													17,809												15,618												16,973												18,170												10,153												13,332												13,046												12,246												9,629
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value		18,462	18,462	$ 18,462	$ 10,000													18,302												16,151												16,762												20,163												11,527												13,787												13,179												11,816												9,406
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 2000® Financial Services Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Services Index TR
Account Value		20,135	20,135	$ 20,135	10,000													17,073												14,629												16,599												18,457												10,970												14,481												13,916												13,132												10,270
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Account Value		11,651	11,651	$ 11,651	10,000													10,786												10,947												10,994												12,017												12,049												10,870												10,324												10,357												10,272
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		39,473	39,473	$ 39,473	10,000													34,605												26,467												25,886												27,782												18,228												16,651												14,279												12,021												10,032
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		39,473	39,473	$ 39,473	10,000													34,605												26,467												25,886												27,782												18,228												16,651												14,279												12,021												10,032
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		39,473	39,473	$ 39,473	10,000													34,605												26,467												25,886												27,782												18,228												16,651												14,279												12,021												10,032
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value		30,174	30,174	$ 30,174	10,000													27,085												22,146												21,819												22,520												14,922												15,079												13,382												11,837												9,982
Russell 3000® Growth Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Account Value		$ 39,473	$ 39,473	$ 39,473	$ 10,000													$ 34,605												$ 26,467												$ 25,886												$ 27,782												$ 18,228												$ 16,651												$ 14,279												$ 12,021												$ 10,032